Investment Objectives and Goals	Sep. 29, 2025
Kurv Yield Premium Strategy Amazon (AMZN) ETF
Prospectus [Line Items]
Risk/Return [Heading]	Kurv Yield Premium Strategy Amazon (AMZN) ETF (TICKER: AMZP) - SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Kurv Yield Premium Strategy Amazon (AMZN) ETF (the “YP Amazon Fund”) seeks to provide current income.
Objective, Secondary [Text Block]

The YP Amazon Fund’s secondary investment objective is to seek exposure to the share price of the common stock of Amazon.com, Inc. (“AMZN” or “Amazon” or the “Underlying Security”), subject to a limit on potential investment gains.

Kurv Yield Premium Strategy Google (GOOGL) ETF
Prospectus [Line Items]
Risk/Return [Heading]	Kurv Yield Premium Strategy Google (GOOGL) ETF (TICKER: GOOP) - SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Kurv Yield Premium Strategy Google (GOOGL) ETF (the “YP Google Fund”) seeks to provide current income.
Objective, Secondary [Text Block]

The YP Google Fund’s secondary investment objective is to seek exposure to the share price of the common stock of Alphabet Inc. (“GOOGL” or “Google” or the “Underlying Security”), subject to a limit on potential investment gains.

Kurv Yield Premium Strategy Microsoft (MSFT) ETF
Prospectus [Line Items]
Risk/Return [Heading]	Kurv Yield Premium Strategy Microsoft (MSFT) ETF (TICKER: MSFY) - SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Kurv Yield Premium Strategy Microsoft (MSFT) ETF (the “YP Microsoft Fund”) seeks to provide current income.
Objective, Secondary [Text Block]

The YP Microsoft Fund’s secondary investment objective is to seek exposure to the share price of the common stock of Microsoft Corporation (“MSFT” or “Microsoft” or the “Underlying Security”), subject to a limit on potential investment gains.

Kurv Yield Premium Strategy Netflix (NFLX) ETF
Prospectus [Line Items]
Risk/Return [Heading]	Kurv Yield Premium Strategy Netflix (NFLX) ETF (TICKER: NFLP) - SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Kurv Yield Premium Strategy Netflix (NFLX) ETF (the “YP Netflix Fund”) seeks to provide current income.
Objective, Secondary [Text Block]

The YP Netflix Fund’s secondary investment objective is to seek exposure to the share price of the common stock of Netflix Inc. (“NFLX” or “Netflix” or the “Underlying Security”), subject to a limit on potential investment gains.

Kurv Yield Premium Strategy Tesla (TSLA) ETF
Prospectus [Line Items]
Risk/Return [Heading]	Kurv Yield Premium Strategy Tesla (TSLA) ETF (TICKER: TSLP) - SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Kurv Yield Premium Strategy Tesla (TSLA) ETF (the “YP Tesla Fund”) seeks to provide current income.
Objective, Secondary [Text Block]

The YP Tesla Fund’s secondary investment objective is to seek exposure to the share price of the common stock of Tesla Inc. (“TSLA” or “Tesla” or the “Underlying Security”), subject to a limit on potential investment gains.

Kurv Yield Premium Strategy Apple (AAPL) ETF
Prospectus [Line Items]
Risk/Return [Heading]	Kurv Yield Premium Strategy Apple (AAPL) ETF (TICKER: AAPY) - SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Kurv Yield Premium Strategy Apple (AAPL) ETF (the “Fund”) seeks to provide current income.
Objective, Secondary [Text Block]

The Fund’s secondary investment objective is to seek exposure to the share price of the common stock of Apple Inc. (“AAPL” or the “Underlying Security”), subject to a limit on potential investment gains.

Kurv Technology Titans Select ETF
Prospectus [Line Items]
Risk/Return [Heading]	KURV TECHNOLOGY TITANS SELECT ETF (TICKER: KQQQ) - SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Kurv Technology Titans Select ETF (the “Fund”) seeks maximum total return, consistent with prudent investment management.